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The Manufacturers Life Insurance Company (U.S.A.)
500 Boylston Street, Suite 500
Boston, MA 02116-3739


May 7, 2004


VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549


Re: The Manufacturers Life Insurance Company (U.S.A.) Separate Account H File No. 333-70850 (the "Registrant")


Dear Sirs:

Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 2004 for the Registrant contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post effective amendment no. 6 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 2004 via EDGAR.

If you have any questions, please call Betsy Seel at (617) 854-8628.




Very truly yours,



/s/Gustav C. Enzie
--------------------------
Gustav C. Enzie
Legal Specialist














333-70850 Venture III Wealthmark III 497j 5/10/04